CAN SLIM(R) Select Growth Fund (Prospectus Summary) | CAN SLIM(R) Select Growth Fund
CAN SLIM® Select Growth Fund
Investment Objective
The CAN SLIM® Select Growth Fund (the "Fund") seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	CAN SLIM(R) Select Growth Fund Investor Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		CAN SLIM(R) Select Growth Fund Investor Class
Management Fees		1.00%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.53%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses		1.81%
Fee Waiver and/or Expense Reimbursement		(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	1.73%
[1]	NorthCoast Asset Management LLC ("NorthCoast" or the "Adviser") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding the expenses associated with the Fund's investment in other investment companies referred to as "Acquired Fund Fees and Expenses," interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.70% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least July 31, 2012. The Agreement may be terminated at any time by the Board upon 60 days' notice to the Adviser, or by the Adviser with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the Ratio of Expenses to Average Net Assets After Fees Waived and Expenses Absorbed provided in the Financial Highlights section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the costs of investing in the
Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each  year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CAN SLIM(R) Select Growth Fund Investor Class	176	562	973	2,120

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 223% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets
(plus any borrowings for investment purposes) in cash and securities listed on, or indicated by, the CAN SLIM® Select List subject to certain parameters described below. This policy may only be changed upon 60 days written notice to shareholders. The Fund may also invest at any given time up to 25% of its net assets in foreign securities, which may include emerging market securities.
Additionally, the CAN SLIM® Select List includes cash as a component. The
Adviser may imitate this cash component by holding up to 80% of its portfolio in cash.

In pursuit of its investment strategy, the Fund attempts to imitate the CAN
SLIM® Select List of stocks published weekly on the Investor's Business Daily website. However, the CAN SLIM® Select List is not an index and the Fund is not an index fund; it does not seek to fully replicate the CAN SLIM® Select
List. The CAN SLIM® Select List tracks market-leading stocks that, in general, show strong earnings growth, positive institutional sponsorship and excellent industry strength, as well as solid sales growth, profit margins and return on equity. Stocks that meet these criteria may be drawn from large-, medium- or small-capitalization categories that also must meet minimum price and volume criteria.

Generally, the Fund will hold approximately 50 to 100 issues at any given time. The Fund's initial position size for any individual stock will be approximately 1% of the Fund's current asset size at time of purchase. Similar to the CAN SLIM® Select List, the Fund utilizes an aggressive growth strategy to invest in a combination of growth equity securities and cash equivalents. The
Fund primarily invests in the common stocks of companies of any size market capitalization, ranging from larger, well-established companies to lesser-established, small- and micro-capitalization companies. The Fund may also invest in other investment companies (including business development companies), exchange-traded funds ("ETFs") and similarly structured pooled investments for the purpose of gaining exposure to certain markets while maintaining liquidity.

The Adviser may sell an individual holding either because its value has diminished to the extent it is no longer a viable security in the Fund's portfolio or because the Adviser wishes to reduce its exposure to a particular market in general. However, a company that was an eligible CAN SLIM® Select
Universe investment at the time of acquisition is not required to be sold even if it is no longer on the CAN SLIM® Select List if, in the Adviser's judgment, it would not be in the Fund's best interest to sell the position.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the
Fund. The following are some of the principal risks that can affect the value of your investment:

·  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Management Risk: The risk that the Adviser may fail to implement the Fund's investment strategies and meet its investment objective.

·  Large-Cap Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

·  Smaller Companies Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

·  Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Fund shareholders.

·  Investments in Other Investment Companies: To the extent the Fund invests in shares of other investment companies, you will indirectly bear fees and expenses charged by those investment companies and will be subject to the risks that those investment companies are subject to.

·   ETF Trading Risk: Because the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risk that the market price of an ETF's shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact the Fund's ability to sell its shares of an
    ETF.

·  Foreign Securities and Emerging Markets Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Investments in emerging markets are generally more volatile than investments in developed foreign markets.

Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year. The table below illustrates how the Fund's average annual total returns for the 1 year, 5 year and since inception periods compare with that of a broad-based securities index. The Fund's past performance
(before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website at www.northcoastam.com.

CAN SLIM® Select Growth Fund Calendar Year Total Return	[1]
[1]	Prior to May 20, 2008, the Fund was managed by a different investment adviser, therefore the Fund's performance prior to that date may not be relevant.

Highest Quarterly Return: 2Q, 2008 13.42%

Lowest Quarterly Return:  1Q, 2008 -14.86%

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns CAN SLIM(R) Select Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	14.58%	2.68%	2.93%	Sep. 26, 2005
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	14.58%	2.67%	2.92%	Sep. 26, 2005
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.48%	2.29%	2.51%
S&P 500© Index	S&P 500© Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	2.79%	Sep. 26, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
Individual Retirement Accounts ("IRAs").

[1]	The Fund's year-to-date return as of June 30, 2011 was 6.36%.